Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Inventories

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Finished goods	$8,924.5	$21,705.6
Work in process	51,969.1	91,672.9
Raw materials	16,552.3	14,716.0
Supplies and spare parts	5,535.3	9,258.9

	$82,981.2	$137,353.4

Inventory write downs
Write-down of inventories to net realizable v
a
lue and reversal of write-down of inventories resulting from the increase in net realizable value were included in the cost of revenue, as illustrated below:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Inventory losses (reversal of write-down of inventories)	$1,259.5	$(1,983.0)	$3,664.5

The aforementioned inventory losses (reversal of write-down of inventories) for the years ended December 31, 2018 and 2019 excluded computer virus outbreak losses and wafer contamination losses. Please refer to related losses in Note 37.